Lease Obligations (Detail Textuals) $ in Thousands			12 Months Ended
	Dec. 31, 2020 CAD ($)	Nov. 01, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 17, 2020	Nov. 01, 2018 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Term of agreement	10 years
Discount rate used in lease obligations			5.00%
Reduced sublease rent per annum	$ 87
Cash outflow for leases			$ 316	$ 244
Marley Drug Inc [Member]
Disclosure of initial application of standards or interpretations [line items]
Area of retail space					3,280
Sublease Agreement With Gvi [Member]
Disclosure of initial application of standards or interpretations [line items]
Term of agreement		3 years	3 years
Sublease rent upto 30th April, 2016	170			170
Sublease rent from 1st May, 2016	$ 212			$ 212		$ 306
Reduced sublease rent per annum		$ 238